Submission	Feb. 02, 2026
Submission [Line Items]
Central Index Key	0001866364
Registrant Name	Webull Corp
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A